U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.     Name and address of issuer:
       Putnam High Yield Trust
       One Post Office Square
       Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

       Class A, B and M shares.

3.     Investment Company Act File Number:  811-2796
       Securities Act File Number:          2-60492

4.     Last day of fiscal year for which this notice is filed:
       August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                             [   ]

6.     Date of termination of issuer's declaration under Rule
       24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
       NONE

9. Number and aggregate sale price of securities sold during the fiscal year:
        105,459,556 shares;  $ 1,286,403,506
       10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
        105,459,556 shares;  $ 1,286,403,506

11.    Number and aggregate sale price of securities issued
       during the fiscal year in connection with dividend
       reinvestment plans, if applicable (see Instruction B.7):
         15,374,572 shares;  $  185,418,053

12.    Calculation of registration fee:

(i)    Aggregate sale price of securities sold
       during the fiscal year in reliance on       $1,286,403,506
       Rule 24f-2 (from Item 10):

(ii)   Aggregate price of shares issued in
       connection with dividend reinvestment         $185,418,053
       plans (from Item 11, if applicable):

(iii)  Aggregate price of shares redeemed or
       repurchased during the fiscal year (if      $1,022,565,801
       applicable):

(iv)   Aggregate price of shares redeemed or
       repurchased and previously applied as a               NONE
       reduction to filing fees pursuant to Rule
       24e-2 (if applicable):

(v)    Net aggregate price of securites sold
       and issued during the fiscal year in          $449,255,758
       reliance on Rule 24f-2 [line (i), plus
       line (ii), less line (iii), plus line
       (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of
       the Securities Act of 1933 or other           1/33rd of 1%
       applicable law or regulation (see
       Instruction C.6):

(vii)  Fee due [line (i) or line (v) multiplied       $136,138.11
       by line (vi)]:

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                             [ X ]
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: October 28, 1996
                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)      /s/John D. Hughes
                              ___________________________________
                              John D. Hughes
                              Senior Vice President and Treasurer

Date:  October 29, 1996